Consolidated statement of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 783,348	$ 722,238	$ 643,190
Cost of goods sold	(631,265)	(642,211)	(488,177)
Gross profit	152,083	80,027	155,013
Research and development expenses	(21,047)	(22,262)	(16,771)
Selling, general and administrative expenses	(373,396)	(412,799)	(353,929)
Other operating income and (expenses), net	(214,652)	(40,951)	1,944
Operating loss	(457,012)	(395,985)	(213,743)
Finance income	117,876	15,256	14,435
Finance expenses	(69,029)	(16,665)	(15,740)
Loss before tax	(408,165)	(397,394)	(215,048)
Income tax (expense)/benefit	(8,895)	4,827	2,655
Loss for the year	(417,060)	(392,567)	(212,393)
Attributable to: Shareholders of the parent	(416,874)	$ (392,567)	$ (212,393)
Non-controlling interests	$ (186)
Loss per share, attributable to shareholders of the parent:
Basic earnings (loss) per share	$ (0.7)	$ (0.66)	$ (0.39)
Diluted earnings (loss) per share	$ (0.7)	$ (0.66)	$ (0.39)
Weighted average comon shares outstanding:
Basic	593,600,863	592,031,935	549,080,310
Diluted	593,600,863	592,031,935	549,080,310